Segment Information Segment Reporting, by Products and Services (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Sales from External Customer [Line Items]
Net sales	$ 3,492.4	$ 3,708.2	$ 3,664.6	$ 3,116.7	$ 3,418.4	$ 3,501.1	$ 3,314.0	$ 2,755.2	$ 13,981.9	$ 12,988.7	$ 12,074.5
Percentage of Total Net Sales									100.00%	100.00%	100.00%
Notebooks/Mobile Devices
Net Sales from External Customer [Line Items]
Net sales									$ 2,934.3	$ 2,538.5	$ 2,352.9
Percentage of Total Net Sales									21.00%	19.50%	19.50%
Netcomm Products
Net Sales from External Customer [Line Items]
Net sales									$ 1,950.9	$ 1,912.3	$ 1,613.9
Percentage of Total Net Sales									14.00%	14.70%	13.40%
Desktops
Net Sales from External Customer [Line Items]
Net sales									$ 1,054.8	$ 968.6	$ 1,058.2
Percentage of Total Net Sales									7.50%	7.50%	8.80%
Enterprise and Data Storage (Including Drives)
Net Sales from External Customer [Line Items]
Net sales									$ 1,057.6	$ 1,065.5	$ 1,023.9
Percentage of Total Net Sales									7.60%	8.20%	8.50%
Other Hardware
Net Sales from External Customer [Line Items]
Net sales									$ 3,981.4	$ 3,798.3	$ 3,492.3
Percentage of Total Net Sales									28.50%	29.20%	28.80%
Software
Net Sales from External Customer [Line Items]
Net sales									$ 2,406.9	$ 2,161.3	$ 2,065.8
Percentage of Total Net Sales									17.20%	16.60%	17.10%
Services
Net Sales from External Customer [Line Items]
Net sales									$ 579.0	$ 472.8	$ 371.1
Percentage of Total Net Sales									4.10%	3.60%	3.10%
Other
Net Sales from External Customer [Line Items]
Net sales									$ 17.0	$ 71.4	$ 96.4
Percentage of Total Net Sales									0.10%	0.70%	0.80%